Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets
Cash	$ 147,204	$ 917,495	$ 7,338
Accounts receivable, net of allowance for doubtful accounts of $622, $0 and $0, respectively	21,146	8,159	2,399
Inventory, at cost	2,184,381	1,554,807	8,381
Prepaid and other current assets	0	30,000	0
Total Current Assets	2,352,731	2,510,461	18,118
Property and equipment, net of accumulated depreciation of $25,800, $8,839 and $375, respectively	98,114	50,616	22,125
Deferred Tax Asset	1,101,600	456,500	472,900
Intangible assets, net of accumulated amortization of $139,394, $103,044 and $54,578, respectively	587,606	623,956	672,422
Investment in joint ventures	490,410	490,410	0
TOTAL ASSETS	4,630,461	4,131,943	1,185,565
Current Liabilities
Accounts payable	427,504	378,215	94,577
Accrued expenses	211,051	31,495	77,395
Deferred revenue and customer deposits	449,995	569,994	100,000
Due to affiliate	10,000	10,000	10,000
Note payable to related party	43,552	46,692	140,087
Total Current Liabilities	1,142,102	1,036,396	422,059
Total Liabilities	1,142,102	1,036,396	422,059
Stockholders' Equity
Preferred stock: $0.001 par; 10,000,000 authorized; 2,000 issued and outstanding	2	2	2
Common stock: $0.001 par; 900,000,000 authorized; 132,899,796 and 123,445,209 issued and outstanding, respectively	132,899	123,445	105,954
Additional paid-in capital	6,629,334	5,180,468	2,909,518
Issued and unearned stock compensation	(33,333)	(48,333)	(68,333)
Accumulated deficit	(3,240,543)	(2,160,035)	(2,183,635)
Total Stockholders' Equity	3,488,359	3,095,547	763,506
Total Liabilities and Stockholders' Equity	$ 4,630,461	$ 4,131,943	$ 1,185,565